Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Fair Value Measurements
The Plan follows the Financial Accounting Standards Board's (FASB) guidance for fair value measurements. Under this guidance, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Plan uses various valuation techniques and assumptions when estimating fair value. For accounting disclosure purposes, a three-level valuation hierarchy of fair value measurements has been established. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

•Level 1 - inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets.
•Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and inputs that are observable for the assets or liabilities, either directly or indirectly (such as interest rates, yield curves, and prepayment speeds).
•Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value. These may be internally developed, using the Plan's best information and assumptions that a market participant would consider.

When determining the fair value measurements for assets and liabilities required or permitted to be recorded or disclosed at fair value, the Plan considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. When possible, the Plan looks to active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Plan looks to market observable data for similar assets and liabilities. To the extent certain assets and liabilities are not actively traded in observable markets, the Plan would use alternative valuation techniques to derive an estimated fair value measurement.

Following is a description of the Plan's valuation methodologies used for assets measured at fair value on a recurring basis:

Common Stock

Common stocks held within the Company Stock Fund are valued at the closing price reported on the active market on which the individual securities are traded. Because the measurements utilize quoted prices in an active market, common stocks are classified as Level 1. The Company Stock Fund also has a cash reserve.
When multiple inputs are present, the value of the fund is not based solely on a single unadjusted quoted market price, so their combined measurement is classified as Level 2.

Mutual Funds

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed be actively traded and their measurements are classified as Level 1.

Common Collective Trusts

The common collective trusts held by the Plan are measured using net asset value, provided by the fund manager, as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund less any liabilities.

Stable Value Funds

The stable value funds held by the Plan are managed by Fidelity Management Trust Company. Only qualified, participant-directed, defined contribution plans may invest in the funds. The funds invest in benefit-responsive investment contracts issued by insurance companies and other financial institutions, fixed income securities, and money market funds. The stable value funds seek to maintain a net asset value of $1 per share. In order to maintain the net asset value upon the occurrence of certain events, the funds and their participants are subject to certain restrictions.

The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024. There were no transfers between levels in the hierarchy in 2025 or 2024.

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Investments measured at fair value
Commerce Bancshares, Inc. Common Stock Fund(1)	$134,401,310	$—	$134,401,310	$—

Mutual Funds	453,116,450	453,116,450	—	—
Investments measured at fair value	$587,517,760	$453,116,450	$134,401,310	$—

Investments measured at net asset value (2)
Common Collective Trusts	564,315,384

Stable Value Funds	25,202,968

Total Investments	$1,177,036,112

(1) Effective January 1, 2025, based on the assessment on inputs, the Plan changed the classification of the Company Stock Fund from Level 1 to Level 2 within the fair value hierarchy. This change in presentation had no impact on the total value of investments or the Plan's net assets available for benefits. Prior period activity has been reclassified to conform with the current year presentation.
(2) In accordance with Subtopic ASC 820-10, investments that were measured at net asset value have not been classified in the fair value hierarchy. The fair value amounts represented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Investments measured at fair value
Commerce Bancshares, Inc. Common Stock Fund(1)	$158,454,752	$—	$158,454,752	$—

Mutual Funds	662,501,286	662,501,286	—	—
Investments measured at fair value	$820,956,038	$662,501,286	$158,454,752	$—

Investments measured at net asset value (2)
Common Collective Trusts	237,430,380

Stable Value Funds	29,526,977

Total Investments	$1,087,913,395

(1) Effective January 1, 2025, based on the assessment on inputs, the Plan changed the classification of the Company Stock Fund from Level 1 to Level 2 within the fair value hierarchy. This change in presentation had no impact on the total value of investments or the Plan's net assets available for benefits. Prior period activity has been reclassified to conform with the current year presentation.
(2) In accordance with Subtopic ASC 820-10, investments that were measured at net asset value have not been classified in the fair value hierarchy. The fair value amounts represented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

As shown in the tables above, the fair value hierarchy excludes investments in common collective trusts and stable value funds of which values are based upon the NAV. The following table provides additional information as of December 31, 2025 and 2024 for the common collective trusts:

	Fair Value at December 31, 2025	Investment	Unfunded Commitments	Redemption
2025	$564,315,384	Common collective trusts	None	30-days notice, period may be shortened or waived by the trustee
	$25,202,968	Stable Value Funds	None	Daily(1)

2024	$237,430,380	Common collective trusts	None	30-days notice, period may be shortened or waived by the trustee
	$29,526,977	Stable Value Funds	None	Daily(1)
(1) Plan-level redemptions are subject to notice and potential liquidity restrictions, which could extend the redemption for all or a portion of the investment for up to 12 months.